Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2014
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Allowance for Doubtful Accounts

NOTE 3 — ALLOWANCE FOR DOUBTFUL ACCOUNTS

Changes in the allowance for doubtful accounts were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Beginning of period	$2.6	$1.8	$1.3
Provision for doubtful accounts	0.3	1.4	0.8
Accounts written off	(0.5)	(0.6)	(0.3)

End of period	$2.4	$2.6	$1.8